Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S. LaSalle St. 7th Fl.
Phone:
312-332-7535
Email:
Edward.Przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Dec
12,
2023
Nov
10,
2023
Jan
12,
2024
Nov 30, 2023
Dec 06, 2023
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Jun 12, 2014
May 22, 2014
May 10, 2047
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Payment Detail (Exchange Certificates) Page
2
Factor Detail
Page
3
Principal Detail Page
4
Interest Detail
Page
5
Reconciliation of Funds
Page
6
Additional Reconciliation Detail
Page
7
Interest Adjustment Reconciliation
Page
8
Appraisal Reduction Report Page
9
Loan Level Detail Page
10
Historical Loan Modification Report Page
12
REO Status Report Page
13
REO Additional Detail Page
14
Material Breaches and Document Defects
Page
15
Mortgage Loan Characteristics
Page
16
Bond/Collateral Realized Loss Reconciliation
Page
20
Historical Delinquency & Liquidation (Stated)
Page
21
Delinquency Summary Report Page
22
Historical Liquidation Loss Loan Detail
Page
23
Additional Loan Detail Page
24
Investor Notice Page
25

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Outstanding
A-1
1.242000%
A-2
2.904000%
Balance
52,329,000.00
63,220,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
3.493000%
9,600,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.575000%
240,000,000.00
72,320,101.31
7,423,905.95
215,453.64
7,639,359.59
0.00
64,896,195.36
A-5
3.855000%
291,371,000.00
291,371,000.00
0.00
936,029.34
936,029.34
0.00
291,371,000.00
A-AB
3.477000%
71,630,000.00
339.91
339.91
0.98
340.89
0.00
0.00
X-A
1.106601%
786,663,000.00
422,204,441.22
0.00
389,343.08
389,343.08
0.00
414,780,195.36
X-B
0.431585%
115,723,000.00
115,723,000.00
0.00
41,620.24
41,620.24
0.00
115,723,000.00
X-C
1.349337%
24,705,000.00
24,705,000.00
0.00
27,779.48
27,779.48
0.00
24,705,000.00
X-D
1.349337%
62,413,547.00
46,223,845.00
0.00
51,976.30
51,976.30
0.00
46,223,845.00
A-S
4.026000%
58,513,000.00
58,513,000.00
0.00
196,311.12
196,311.12
0.00
58,513,000.00
100.00%
100.00%
100.00%
B 4.328000%
C 4.780000%
D
4.937337%
70,214,000.00
45,509,000.00
50,711,000.00
70,214,000.00
45,509,000.00
50,711,000.00
0.00
0.00
0.00
253,238.49
181,277.52
208,647.76
253,238.49
181,277.52
208,647.76
0.00
0.00
0.00
70,214,000.00
45,509,000.00
50,711,000.00
E
3.588000%
24,705,000.00
24,705,000.00
0.00
73,867.95
73,867.95
0.00
24,705,000.00
F
3.588000%
G
3.588000%
R
N/A
13,003,000.00
49,410,547.00
0.00
13,003,000.00
33,220,845.00
0.00
0.00
0.00
0.00
38,878.97
98,601.25
0.00
38,878.97
98,601.25
0.00
0.00
0.00
0.00
13,003,000.00
33,220,845.00
0.00
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,040,215,547.00
659,567,286.22
7,424,245.86
2,713,026.12
10,137,271.98
0.00
652,143,040.36
PA
YMENT DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
A-S
4.026000%
B
4.328000%
Balance
58,513,000.00
70,214,000.00
Balance
58,513,000.00
70,214,000.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
58,513,000.00
70,214,000.00
Exchanged
0.00%
0.00%
C
4.780000%
45,509,000.00
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
174,236,000.00
174,236,000.00
0.00
0.00
0.00
0.00
174,236,000.00
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
17322MAS5
A-2
17322MAT3
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
17322MAU0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
17322MAV8
301.33375546
30.93294146
0.89772348
31.83066494
0.00000000
270.40081400
A-5
17322MAW6
1000.00000000
0.00000000
3.21250000
3.21250000
0.00000000
1000.00000000
A-AB
17322MAX4
0.00474536
0.00474536
0.00001375
0.00475911
0.00000000
0.00000000
X-A
17322MBB1
536.70306245
0.00000000
0.49492995
0.49492995
0.00000000
527.26541780
X-B
17322MBC9
1000.00000000
0.00000000
0.35965398
0.35965398
0.00000000
1000.00000000
X-C
17322MAJ5
1000.00000000
0.00000000
1.12444785
1.12444785
0.00000000
1000.00000000
X-D
17322MAL0
740.60596172
0.00000000
0.83277278
0.83277278
0.00000000
740.60596172
A-S
17322MAY2
1000.00000000
0.00000000
3.35500000
3.35500000
0.00000000
1000.00000000
B
17322MAZ9
C 17322MBA3
D
17322MAA4
1000.00000000
1000.00000000
1000.00000000
0.00000000
0.00000000
0.00000000
3.60666667
3.98333333
4.11444785
3.60666667
3.98333333
4.11444785
0.00000000
0.00000000
0.00000000
1000.00000000
1000.00000000
1000.00000000
E
17322MAC0
1000.00000000
0.00000000
2.99000000
2.99000000
0.00000000
1000.00000000
F
17322MAE6
G
17322MAG1
R
17322MAN6
1000.00000000
672.34319426
0.00000000
0.00000000
0.00000000
0.00000000
2.99000000
1.99555060
0.00000000
2.99000000
1.99555060
0.00000000
0.00000000
0.00000000
0.00000000
1000.00000000
672.34319426
0.00000000
PEZ
17322MBD7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
S
17322MAQ9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
F
ACTOR DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
72,320,101.31
1,035,670.60
6,388,235.35
0.00
0.00
64,896,195.36
0.00
A-5
291,371,000.00
0.00
0.00
0.00
0.00
291,371,000.00
0.00
A-AB
339.91
47.42
292.49
0.00
0.00
0.00
0.00
A-S
58,513,000.00
0.00
0.00
0.00
0.00
58,513,000.00
0.00
B
70,214,000.00
0.00
0.00
0.00
0.00
70,214,000.00
0.00
C
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00
D
50,711,000.00
0.00
0.00
0.00
0.00
50,711,000.00
0.00
E
24,705,000.00
0.00
0.00
0.00
0.00
24,705,000.00
0.00
F
G
PEZ
13,003,000.00
33,220,845.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
13,003,000.00
33,220,845.00
0.00
0.00
16,189,702.00
0.00
Totals:
659,567,286.22
1,035,718.02
6,388,527.84
0.00
0.00
652,143,040.36
16,189,702.00
PRINCI
P
AL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
215,453.64
0.00
0.00
0.00
0.00
215,453.64
0.00
A-5
936,029.34
0.00
0.00
0.00
0.00
936,029.34
0.00
A-AB
0.98
0.00
0.00
0.00
0.00
0.98
0.00
X-A
389,343.08
0.00
0.00
0.00
0.00
389,343.08
0.00
X-B
41,620.24
0.00
0.00
0.00
0.00
41,620.24
0.00
X-C
27,779.48
0.00
0.00
0.00
0.00
27,779.48
0.00
X-D
51,976.30
0.00
0.00
0.00
0.00
51,976.30
0.00
A-S
196,311.12
0.00
0.00
0.00
0.00
196,311.12
0.00
B
253,238.49
C
181,277.52
D
208,647.76
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
253,238.49
181,277.52
208,647.76
0.00
0.00
0.00
E
73,867.95
0.00
0.00
0.00
0.00
73,867.95
0.00
F 38,878.97
G
99,330.33
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
729.08
0.00
0.00
0.00
0.00
38,878.97
98,601.25
0.00
0.00
315,584.46
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,713,755.20
0.00
0.00
729.08
0.00
2,713,026.12
315,584.46
INTEREST DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023

Interest
Fees
Scheduled Interest
2,725,981.09
Master Servicing Fee
8,280.24
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
879.44
Deferred Interest
0.00
Operating Advisor Fee
687.05
Net Prepayment Shortfall
0.00
Total Special Servicing Fees Collected:
729.08
Net Prepayment Interest Excess
0.00
Workout Fee
729.08
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
2,725,981.09
Special Serv Fee plus Adj.
0.00
CREFC Intellectual Property
Royalty License Fee
274.85
CCRE Strip
2,104.31
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,035,718.02
Fee Distributions
12,954.97
Additional Trust Fund Expenses
Unscheduled Principal
Principal Adjustments
Principal Collections
6,388,527.84
0.00
7,424,245.86
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Other
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
0.00
0.00
0.00
Payments to Certificateholders
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Interest Distribution
2,713,026.12
Principal Distribution
Yield Maintenance
7,424,245.86
0.00
Prepayment Premium
0.00
Payments to Certificateholders
10,137,271.98
Total Collections
10,150,226.95
Total Distribution
10,150,226.95
Funds Collection
Funds Distribution
RECONCILI
A
TION OF FUNDS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023

Stated Principal Balance
P&I Advances:
Beginning
Ending
659,567,286.22
652,143,040.36
P & I Advances
Miscellaneous Advances
Total
Not Provided
Not Provided
Outstanding P & I Advances
285,044.36
Ending pool Factor
0.626931
Ending Loan Count
50
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
4
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.9595809%
Controlling Class:
G
(Withdraw)/Dep
End Balance
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
Controlling Class Representative:
400 Capital Management LLC
CCRE Strip for the Distribution Date
2,104.31
ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023

INTEREST ADJUSTMENT RECONCILI
A
TION
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
0.00
729.08
0.00
0.00
10,755,570.93
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25
Count:
Totals:
1
10,755,570.93
0.00
0.00
729.08
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
729.08
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Paid Through
Loan ID
Property Name
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent
Most Recent Value
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
1
Retail
ME
04/03/24
N
125,000,000.00
4.660
485,416.67
0.00
12/03/23
0.00
0
485,416.67
0.00
1.48
12/31/22 2
Other
XX
01/06/24
05/14/18
12/31/22
12/31/22
12/31/22
3
Mixed Use
4
Multifamily
5 Self Storage
6
Multifamily
7
Office
8
Retail
9
Retail
10
Industrial
1
1
Office
12
Office
12/04/23
OH
NY
XX
MI
TN
WI
NJ
NY
TN
NC
12/01/23
N
04/06/44
N
04/06/34
N
02/06/24
N
01/06/24
N
04/01/24
N
05/06/24
N
04/05/24
N
04/06/24
N
03/06/24
N
253,648.22
0.00
182,000.00
0.00
210,107.99
0.00
181,317.54
0.00
165,1
15.81
0.00
135,843.52
0.00
121,121.90
0.00
105,516.50
0.00
105,625.90
0.00
95,910.71
0.00
1
1/01/23
12/06/23
12/06/23
12/06/23
12/06/23
12/01/23
12/06/23
12/05/23
12/06/23
12/06/23
0.00
5
166,570.19
0.00
0
182,000.00
0.00
0
132,544.12
0.00
0
128,916.55
0.00
0
104,049.61
0.00
0 92,588.12
0.00
0 79,875.86
0.00
0 67,058.29
0.00
0 70,587.10
0.00
0
63,088.13
39,889,767.78
5.000
45,500,000.00
4.800
32,989,577.37
4.810
31,910,378.94
4.840
24,481,348.00
5.088
20,157,789.88
5.500
20,186,892.87
4.739
16,485,146.13
4.870
15,916,849.32
5.310
14,573,729.76
5.183
0.00
1.33
0.00
1.66
0.00
3.99
0.00
0.00
0.00
0.00
0.00
1.21
0.00
0.87
0.00
1.71
0.00
1.46
0.00
1.41
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
13
Retail
GA
03/06/24
10/10/19
14
Retail
NJ
03/06/24
04/29/21
15
Multifamily
16
Industrial
17
Multifamily
NC
01/06/24
N
XX
02/06/24
N
TX
05/06/24
N
87,018.78
0.00
89,146.33
0.00
84,527.70
0.00
12/06/23
12/06/23
12/06/23
0.00
0 61,606.93
0.00
0 59,523.33
0.00
0
53,781.24
15,326,746.46 4.816
13,442,272.83 5.302
13,248,570.96
4.860
0.00
0.00
0.00
0.00
0.00
1.68
12/31/22
18
Multifamily
TX
04/06/24
01/16/19
19
Multifamily
MI
04/06/19
02/21/19
20
Mixed Use
NC
05/06/24
N
12,992,509.96
5.060
82,155.17
0.00
12/06/23
0.00
0
54,900.01
0.00
1.72
12/31/22
21
Office
TX
05/06/19
02/06/19
22
Multifamily
NY
05/06/24
N
12,900,383.06
4.800
76,076.48
0.00
12/06/23
0.00
0
51,699.04
0.00
1.16
12/31/22
23
Office
KY
04/05/24
05/20/22
24
Multifamily
NC
01/06/24
N
68,365.47
0.00
12/06/23
0.00
0
49,1
1
1.41
1
1,873,328.42
4.956
0.00
0.00
25
Retail
06/1
1/20
CA
05/06/24
N
72,908.03
0.00
12/06/23
0.00
0
50,298.18
10,755,570.93
5.600
0.00
1.84
12/31/21
26
Office
CA
04/06/24
07/24/18
27
Lodging
XX
04/06/24
N
66,982.26
0.00
12/06/23
0.00
0
37,874.74
8,512,461.76
5.321
0.00
1.33
12/31/22
28
Mixed Use
GA
04/06/24
N
57,445.83
0.00
12/06/23
0.00
0
39,223.75
9,668,646.52
4.859
0.00
1.86
12/31/22
29
Industrial
NC
03/06/21
01/06/21
30
Industrial
CO
04/06/24
10/21/22
31
Lodging
SC
01/06/24
N
8,894,627.1
1
5.150
58,257.71
0.00
12/06/23
0.00
0
38,254.91
0.00
0.00
32
Retail
TX
04/06/24
12/31/21
33
Office
TX
05/06/19
02/06/19
34
Retail
35
Lodging
36
Lodging
NJ
04/06/24
N
NC
01/06/24
N
NC
01/06/24
N
56,367.69
0.00
55,090.94
0.00
55,090.94
0.00
12/06/23
12/06/23
12/06/23
0.00
0 37,098.65
0.00
0 36,175.44
0.00
0
36,175.44
8,591,636.13 5.170
8,41
1,132.32 5.150
8,41
1,132.32
5.150
0.00
1.48
12/31/22
0.00
0.00
0.00
0.00
37
Retail
FL
05/06/19
02/06/19
38
Office
CT
04/06/24
12/21/18
39
Lodging
40
Multifamily
41
Retail
NC
01/06/24
N
TX
01/06/24
N
UT
05/06/24
N
49,958.58
0.00
51,723.87
0.00
47,210.73
0.00
12/06/23
12/06/23
12/06/23
0.00
0 32,805.28
0.00
0 35,641.00
0.00
0
30,614.96
7,627,538.57 5.150
7,607,660.24 5.610
7,302,450.64
5.020
0.00
0.00
0.00
0.00
0.00
1.55
12/31/22

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
12/31/22
12/31/22
7,639,269.04
8,350,000.00
7,274,661.76
7,198,506.19
0.00
5,892,238.96
5,537,289.97
0.00
0.00
0.00
0.00
6,388,527.84
12/06/23
0.00
0.00
12/06/23
12/06/23
12/06/23
12/01/23
12/06/23
12/06/23
12/06/23
0.00
0
32,21
1.83
0.00
0
33,678.33
0.00
0
30,338.74
0.00
0
30,670.48
0.00
0
26,669.26
0.00
0
24,091.31
0.00
0
22,200.97
5.050
47,239.64
4.840
33,678.33
4.995
44,262.58
5.104
43,093.31
4.998
41,325.85
4.895
37,792.63
4.800
35,152.58
0.00
0.94
0.00
0.00
0.00
1.86
0.00
0.00
0.00
0.00
0.00
1.73
0.00
2.26
12/31/22
12/31/22
4,613,347.03
4,959,517.60
4,558,240.39
12/06/23
1
1/06/23
12/06/23
0.00
0
20,425.62
0.00
B
20,215.70
0.00
0
20,961.57
5.295
36,1
14.33
4.880
31,770.71
5.500
36,154.40
0.00
2.09
0.00
0.54
0.00
1.75
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
3,852,028.60
4,022,570.83
3,742,050.81
4,075,000.00
12/06/23
12/06/23
12/06/23
12/06/23
0.00
0
16,180.65
0.00
0
17,462.55
0.00
0
15,362.23
0.00
0
16,435.83
5.030
24,347.28
5.200
24,709.99
4.917
22,864.39
4.840
16,435.83
0.00
3.81
0.00
1.68
0.00
0.00
0.00
0.00
12/31/22
12/31/22
42
43
44
45
46
47
48
49
50
51
52
53
54
55
56
57
58
59
60
61
62
63
64
65
66
67
68
69
70
Mixed Use
Self Storage
Mixed Use
Multifamily
Self Storage
Retail
Multifamily
Retail
Retail
Self Storage
Industrial
Retail
Multifamily
Multifamily
Self Storage
Retail
Retail
Self Storage
Multifamily
Retail
Industrial
Mobile Home
Office
Office
Self Storage
Retail
Self Storage
Multifamily
Retail
05/10/21
XX
CA
LA
12/06/19
WI
AZ
IN
MI
WI
NC
NV
NJ
GA
MI
TX
XX
IL
NV
CA
MI
NC
NV
XX
FL
TX
TX
WV
MI
TX
FL
04/06/24
N
02/06/24
N
04/06/24
N
01/01/24
N
12/06/23
N
04/06/24
N
05/06/24
N
04/06/19
02/01/24
04/06/19
05/06/24
N
04/06/24
N
05/06/24
N
05/06/24
04/06/24
N
03/06/24
N
01/06/24
N
02/06/24
N
04/06/24
04/06/24
N
04/06/24
N
02/06/24
N
02/06/24
N
05/01/24
N
03/06/24
N
01/01/24
N
01/06/24
N
01/06/24
N
03/01/24
N
3,330,358.70
3,314,167.90
2,934,163.45
3,154,573.55
3,051,626.80
3,007,697.97
2,952,995.05
2,528,376.28
2,349,1
17.91
1,147,093.29
04/19/19
1
1/01/23
02/06/19
0.00
0.00
0.00
02/25/20
0.00
0.00
0.00
0.00
08/26/21
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12/06/23
12/06/23
12/06/23
12/06/23
12/01/23
12/06/23
12/01/23
12/06/23
12/06/23
12/01/23
0.00
0
14,213.84
0.00
0
13,714.94
0.00
0
13,297.16
0.00
0
14,527.63
0.00
0
13,176.71
0.00
0
12,184.71
0.00
0
13,095.77
0.00
0
1
1,634.34
0.00
0
10,148.38
0.00
0 5,603.59
5.
1
10
21,742.58
4.955
21,361.77
5.420
23,154.13
5.515
21,283.56
5.170
19,974.96
4.850
19,260.75
5.310
19,596.38
5.510
17,052.50
5.173
15,415.16
5.850
7,964.20
0.00
1.59
0.00
3.03
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1.81
12/31/22
652,143,040.36
3,761,699.1
1
6,388,527.84
Totals:
Count:
70
0.00
2,725,981.09
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

HISTORICAL LOAN MODIFIC
A
TION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Ending
Scheduled
Loan ID
Balance
Comments
Ending
Unpaid
Balance
1
125,000,000.00
Servicer provided no comment
125,000,000.00
25
10,755,570.93
Please see Loan Modification Report for details
10,755,570.93
27
8,512,461.76
Servicer provided no comment
8,512,461.76
31
8,894,627.1
1
Servicer provided no comment
8,894,627.1
1
35
8,41
1,132.32
Servicer provided no comment
8,41
1,132.32
36
8,41
1,132.32
Servicer provided no comment
8,41
1,132.32
39
7,627,538.57
Servicer provided no comment
7,627,538.57
45
7,198,506.19
Servicer provided no comment
7,198,506.19

REO S
TA
TUS REPORT
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
T
ype
*
Appraisal
Total Exposure
Appraisal Value
Date
Count:
Totals:
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

0M
to
4.9M
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Count
0M
to
4.9M
17
5M
to
9.9M
15
10M
to
14.9M
7
15M
to
19.9M
3
20M
to
24.9M
3
30M
to
34.9M
2
35M
to
39.9M
1
45M
to
49.9M
1
125M
to
129.9M
1
Balance ($)
%
$57,592,926.16
8.83%
$1
16,919,251.53
17.93%
$89,786,365.92
13.77%
$47,728,741.91
7.32%
$64,826,030.75
9.94%
$64,899,956.31
9.95%
$39,889,767.78
6.12%
$45,500,000.00
6.98%
$125,000,000.00
19.17%
4
8
12
16
Remaining Principal Balance
20
Total
50
$652,143,040.36
100.00%
0
5M
to
9.9M
20M
to
24.9M
45M
to
49.9M
15M
to
19.9M
35M
to
39.9M
t
.
125M
o
129 9M
30M
to
34.9M
10M
to
14.9M
4.500%
-
4.740%
4.750%
-
4.990%
5.000%
-
5.240%
5.250%
-
5.490%
5.500% - 5.740%
5.750% - 5.990%
0
5
Total Weighted Average Rate: 4.96%
10
Total
50
$652,143,040.36
100.00%
15
6
$48,762,21
1.27
7.48%
20
1
$1,147,093.29
0.18%
17
$172,619,350.66
26.47%
25
6
$48,372,089.44
7.42%
35
Count
Balance ($)
%
2
$145,186,892.87
22.26%
30
18
$236,055,402.83
36.20%
Gross Rate
40
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%

MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Count
Balance ($)
%
MAINE
NORTH CAROLINA
NEW YORK
VARIOUS
MICHIGAN
TENNESSEE
OHIO
NEW JERSEY
TEXAS
WISCONSIN
CALIFORNIA
GEORGIA
SOUTH CAROLINA
UTAH
LOUISIANA
NEV
ADA
INDIANA
FLORIDA
ILLINOIS
WEST VIRGINIA
1
$125,000,000.00
19.17%
8
$82,546,476.51
12.66%
3
$74,885,529.19
1
1.48%
6
$69,369,773.05
10.64%
4
$44,534,285.58
6.83%
2
$40,398,197.32
6.19%
1
$39,889,767.78
6.12%
3
$33,391,876.03
5.12%
5
$29,264,673.88
4.49%
2
$27,356,296.07
4.19%
3
$23,180,570.93
3.55%
2
$14,628,164.12
2.24%
1
$8,894,627.
1
1
1.36%
1
$7,302,450.64
1.12%
1
$7,274,661.76
1.12%
2
$7,056,218.71
1.08%
1
$5,892,238.96
0.90%
2
$4,301,666.84
0.66%
1
$4,022,570.83
0.62%
1
$2,952,995.05
0.45%
Total
50
$652,143,040.36
100.00%
Geographic Distribution by State
4
8
12
16
20
0
MAINE
NORTH CAROLINA
NEW YORK
VARIOUS
MICHIGAN
TENNESSEE
OHIO
NEW JERSEY
TEXAS
WISCONSIN
CALIFORNIA
GEORGIA
SOUTH CAROLINA
UTAH
LOUISIANA
NEVADA
INDIANA
FLORIDA
ILLINOIS
WEST VIRGINIA
Count
Balance ($)
%
Industrial
Lodging
Mixed Use
Mobile
Home
Park
Multifamily
Retail
Self Storage
Total
13
$218,041,165.69
33.43%
6
$54,802,680.22
8.40%
50
$652,143,040.36
100.00%
Property
T
ype
Industrial
5.8
Lodging
6.4
U
Mixed
11.9se
Mobile Home Park
0.4
Multifamily
24.2
Office
9.4
Retail
33.4
Self Storage
8.4
4
$37,854,933.89
5.80%
5
$41,856,892.08
6.42%
5
$77,464,855.06
1
1.88%
1
$2,934,163.45
0.45%
1
1
$158,010,222.54
24.23%
Industrial
5.8%
Lodging
6.4%
Mixed Use
11.9%
Mobile Home Park
0.4%
Multifamily
24.2%
Office
9.4%
Retail 33.4% Self
Storage
8.4%
Office
5
$61,178,127.43
9.38%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
114 -
116
117 -
119
120 -
122
Months
Total Weighted Average Seasoning:
116
20
Total
50
$652,143,040.36
100.00%
40
Count
Balance ($)
%
80
45
$589,502,180.73
90.39%
4
$22,751,091.85
3.49%
60
1
$39,889,767.78
6.12%
Seasoning
100
0
114 -
116
117 -
119
120 -
122
0 -
2
1
3 -
5
49
Total
50
Months
Count
20
Total Weighted Average Remaining Months:
4
40
$39,889,767.78
6.12%
$612,253,272.58
93.88%
60
$652,143,040.36
100.00%
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2
3 -
5

0.000 - 0.490
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
3.000 - 3.490
3.500 - 3.990
4.000 - 4.490
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
0.000
-
0.490
0.500
-
0.990
1.000
-
1.490
1.500
-
1.990
2.000
-
2.490
3.000
-
3.490
3.500 - 3.990
4.000 - 4.490
Total
50
$652,143,040.36
100.00%
Total Weighted Average DSCR:
1.31
1
1
$148,678,121.83
22.80%
15
6
$26,815,940.13
4.
1
1%
10
1
$3,314,167.90
0.51%
5
1
$3,852,028.60
0.59%
0
1
$32,989,577.37
5.06%
21
$181,330,273.22
27.81%
25
1
$20,186,892.87
3.10%
8
$234,976,038.44
36.03%
20
Count
Balance ($)
%
30
DSCR
40
35
Amortizing Balloon
39.29%
IO Maturity Balloon
28.05%
IO/Amortizing/Balloon
32.66%
Amortizing Balloon
39.29%
IO Maturity Balloon
28.05%
IO/Amortizing/Balloon 32.66%
Total:
100.00%
Amortizing Balloon
IO Maturity Balloon
Count
Balance ($)
%
31
$256,258,951.12
39.29%
4
$182,925,000.00
28.05%
IO/Amortizing/Balloon
15
$212,959,089.24
32.66%
Total
50
$652,143,040.36
100.00%
Amortization
T
ype

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
16,345,385.04
8,871,377.33
0.00
0.00
0.00
0.00
13
Nov 2019
0.00
8,871,377.33
0.00
0.00
8,871,538.22
8,871,377.33
0.00
0.00
0.00
13
Feb 2020
160.89
8,871,538.22
0.00
0.00
8,788,237.98
8,871,538.22
0.00
0.00
0.00
13
Mar 2023
(83,300.24)
8,788,237.98
0.00
0.00
15,558,044.87
7,388,405.74
0.00
0.00
0.00
0.00
14
May 2021
0.00
7,388,405.74
0.00
0.00
7,398,616.24
7,388,405.74
0.00
0.00
0.00
14
Jul 2021
10,210.50
7,398,616.24
0.00
0.00
7,401,464.74
7,398,616.24
0.00
0.00
0.00
14
Aug 2021
2,848.50
7,401,464.74
0.00
0.00
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
Loan Count:
2
Totals:
16,189,702.72
0.00
0.00
0.00
(70,080.35)
16,189,702.72
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
6,403,184.43
1.0%
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
5,513,429.89
0.8%
Oct 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Sep 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Aug 2023
1
5,004,1
14.87
0.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jul 2023
1
5,014,812.22
0.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jun 2023
1
5,026,143.28
0.8%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
May 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Apr 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Mar 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Feb 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jan 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Dec 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Nov 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
8,680,970.65
1.3%
Oct 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Delinquency Summary Report
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Current
50
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
50
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
652,143,040.36
0.00
100.00% 0.00%
652,241,673.45
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
50
0
652,143,040.36
0.00
100.00%
0.00%
652,241,673.45
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00
652,143,040.36
0.00%
100.00%
0.00
652,241,673.45
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
50
0.00 652,143,040.36
0.00%
100.00%
0.00
652,241,673.45
Group 1
Current
Current
100.0%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
16,345,385.04
7,500,000.00
7,767,764.58
210,617.52
7,557,147.06
8,788,237.98
13
3
Nov 2019
15,558,044.87
5,275,000.00
9,502,807.54
1,346,227.41
8,156,580.13
7,401,464.74
14
3
May 2021
17,270,572.12
1,556,844.93
15,713,727.19
16,189,702.72
Totals:
Count:
2
31,903,429.91
12,775,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

ADDITIONAL LOAN DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023
Rule 15 Ga-1
Repurchase/Replacement
Loan ID
Asset Name
Asset Originator
Ending Balance
Most Recent Appraisal
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s
W
ebsite and each Certificateholder and Beneficial
Owner may register to receive email notifications when such notices are posted on the Certificate Administrator’s
W
ebsite; provided that the
Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
INVESTOR NOTICE
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
December 2023